SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2015
Stockholders' Equity Attributable to Parent [Abstract]
SHAREHOLDERS' EQUITY
NOTE 11:-	SHAREHOLDERS' EQUITY

Authorized, issued and outstanding share capital in historical terms is as follows:

	Authorized	Issued and outstanding
	December 31	December 31,
	2015 and 2014	2015	2014
	Number of shares

Ordinary shares of par value NIS 0.6 each	50,000,000	10,142,762	10,142,762

Amount in US$
Ordinary shares of par value NIS 0.6 each		1,985,280	1,985,280